Investments in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments in subsidiaries, joint ventures and associates [abstract]
Investments in associates	₩ 2,203,274	₩ 1,732,833
Investments in joint ventures	2,311,373	2,143,416
Investments in associates and joint ventures	₩ 4,514,647	₩ 3,876,249	₩ 3,927,755